BUSINESS COMBINATIONS - Reverse Merger (Details) - USD ($)			12 Months Ended
	Jan. 01, 2021	Dec. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration			$ 16,975,595	$ 26,081,080	$ 22,283,660
Number of earn-out shares issuable	1,855,634
Amended and Restated Merger Agreement
Business Acquisition [Line Items]
Cash proceeds from merger		$ 48,608,000
AerSale Aviation
Business Acquisition [Line Items]
Consideration for acquiring shares		317,156,260
Cash consideration		$ 13,051,000
Consideration (in shares)		30,410,540
Share price		$ 10.00
Pre-closing holders of AerSale Aviation's common stock and the holders of In-the-Money SARs | Maximum | AerSale Aviation
Business Acquisition [Line Items]
Number of earn-out shares issuable		3,000,000